CONVERTIBLE NOTES (Narrative) (Details) - USD ($) $ in Thousands									1 Months Ended	3 Months Ended			9 Months Ended
	Jul. 02, 2021	Jan. 02, 2021	Jul. 02, 2020	Jan. 02, 2020	Jul. 01, 2019	Jan. 02, 2019	Jul. 03, 2018	Jan. 02, 2018	Jun. 30, 2017	May 31, 2021	Aug. 31, 2020	May 31, 2020	May 31, 2021	May 31, 2020
Disclosure of detailed information about borrowings [line items]
Shares issued for interest on Convertible Notes (Shares)											526,471			517,468
Shares issued for interest on convertible note											$ 687			$ 687
Gain (Loss) on fair value of convertible debt derivatives and warrants										$ (49)		$ 49	$ (607)	$ 3,112
Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 19,990	$ 19,990					$ 20,000	19,990			$ 19,990
Convertible notes interest rate									6 7/8
Description of conversion of debt to equity													The conversion rate of the Convertible Notes is 100.1111 common shares per $1.0 thousand principal amount of Convertible Notes, which is equivalent to an initial conversion price of approximately $9.989 per common share, representing a conversion premium of approximately 15% above the NYSE American closing sale price for the Company's common shares on June 27, 2017.
Convertible Note Derivatives									$ 5,381	$ 229	$ 40		$ 229
Transaction costs									1,049
Value attributed to debt portion of convertible notes									$ 13,570
Shares issued for interest on Convertible Notes (Shares)			526,471	517,468		545,721	757,924	244,063
Shares issued for interest on convertible note			$ 687	$ 687		$ 687	$ 724	$ 691
Payments for interest on convertible notes		$ 687			$ 687
Maximum common shares issued in settlement of interest payments or conversions													2,954,278
Percentage of maximum common shares issued in settlement of interest payments or conversions, percentage of outstanding shares													19.90%
Potentially issuable in settlement of future interest payments or conversions													361,312
Gain (Loss) on fair value of convertible debt derivatives and warrants													$ (189)
Subsequent Events [Member] | Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Payments for interest on convertible notes	$ 687